Intangible assets (Tables)	9 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
The carrying amount of Intangible Assets as of September 30, 2025 is as follows:

September 30, 2025 (As Restated)
(in thousands)
Cost
Customer relationships	$4,134,107
Order backlog	545,922
Trade names & brands	204,713
Patient database	170,487
Technology assets	151,691
Total cost	5,206,920
Accumulated amortization	(1,822,598)
Impairment	(86,739)
Net book value	$3,297,583